S000093069 [Member] Investment Objectives and Goals - AMG GW&K Securitized Bond SMA Shares	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG GW&K Securitized Bond SMA Shares
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of AMG GW&K Securitized Bond SMA Shares (the “Fund”) is to provide total return through income and capital appreciation.